Property and Equipment, Net (Details) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 984,489	$ 27,445
Less: accumulated depreciation		25,128	6,852
Property and equipment, net	76,040	959,361	20,593
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		651,008
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		233,770
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		77,781	11,710
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		11,076	11,076
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 10,854	$ 4,659